BORROWINGS - Components (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Short term borrowings:
Bank loans	$ 10,768,745	$ 3,121,226
Current portion of long term borrowings	2,850,128	1,376,319
Total current borrowings	13,618,873	4,497,545
Long term borrowings:
Bank loans	14,146,541	2,991,829
Total non current borrowings	14,146,541	2,991,829
Total borrowings	$ 27,765,414	$ 7,489,374